Accounts Receivable (Tables) - Successor [Member]	9 Months Ended
Sep. 30, 2019
Schedule of Accounts Receivable

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in thousands):

	September 30, 2019	December 31, 2018
Trade receivables	$108,394	$63,329
Less: allowance for doubtful accounts	(1,025)	(693)
Total	$107,370	$62,636

Schedule of Allowance for Doubtful Accounts

	Period from January 1, 2019 to September 30, 2019	Period from June 7, 2018 to September 30, 2018	Period from January 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	$(693)	-	$(4,106)
Add: additional allowance for the year	(920)	-	(2,402)
Less: write-off of doubtful accounts	588	-	-
Allowance for doubtful accounts at end of period	$(1,025)	-	$(6,508)

	Period from July 1, 2019 to September 30, 2019	Period from July 1, 2018 to September 30, 2018
	Successor (NESR)
Allowance for doubtful accounts at beginning of period	$(450)	$-
Add: additional allowance for the year	(444)	-
Less: write-off of doubtful accounts	(131)	-
Allowance for doubtful accounts at end of period	$(1,025)	$-